Tax Receivable Agreement	12 Months Ended
Dec. 31, 2021
P3 Health Partners Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax Receivable Agreement

Note 14: Tax Receivable Agreement

The Company entered into a Tax Receivable Agreement (“TRA”) with selling equity holders of P3 LLC that requires the Company to pay 85% of the tax savings that are realized as a result of (i) the Company’s direct and indirect allocable share of existing tax basis acquired in the Business Combinations, (ii) increases in the tax basis in P3 LLC’s assets as a result of the sale and exchange of the P3 LLC units for the Company’s Class A Common Stock and cash, and (iii) the Company’s utilization of certain tax attributes and of certain other tax benefits, including those attributable to payments under the TRA. The Company will retain the benefit of the remaining 15% of these cash savings.

The timing and amount of aggregate payments due under the TRA may vary based on a number of factors, including the timing and amount of taxable income generated by the Company each year, as well as the tax rate then applicable, among other factors. Actual tax benefits realized by the Company may differ from tax benefits calculated under the TRA as a result of the use of certain assumptions in the TRA, including the use of an assumed weighted-average state and local income tax rate to calculate tax benefits.

The payment obligation under the TRA is an obligation of the Company and not of P3 LLC. The payments that we will be required to make will generally reduce the amount of the overall cash flow that might have otherwise been available, but we expect the cash tax savings we will realize from the utilization of the related tax benefits will exceed the amount of any required payments.

As of December 31, 2021, the Company did not record a TRA liability related to the tax savings it would realize from the utilization of such deferred tax assets because it is not probable that such a liability would be paid based on its estimates of future taxable income, consistent with the Company’s conclusion that it is not more-likely-than-not to realize its deferred tax assets.